SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Operations by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 33,264	$ 20,025	[1]	$ 28,340	[1]
Property and equipment, net	1,218	1,638		888
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,713	5,681		25,204
Property and equipment, net	0	0		0
European countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,482	1,211		1,325
Property and equipment, net	0	0		0
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,778	1,803		1,420
Property and equipment, net	0	0		0
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,921	9,888		121
Property and equipment, net	107	122		14
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,309	724		161
Property and equipment, net	1,111	1,516		874
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,034	675		0
Property and equipment, net	0	0
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	27	43		109
Property and equipment, net	$ 0	$ 0		$ 0

[1]	See note 2(x) Reclassifications